Financial Risk Management_Value At Risk(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Kookmin Bank | Average
Value At Risk Line Items [Line Items]
Value At Risk	₩ 17,545	₩ 16,221
Kookmin Bank | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	13,641	11,653
Kookmin Bank | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	24,849	23,078
Kookmin Bank | Ending
Value At Risk Line Items [Line Items]
Value At Risk	20,377	14,936
Kookmin Bank | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	11,190	12,513
Kookmin Bank | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,725	6,044
Kookmin Bank | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	20,467	18,684
Kookmin Bank | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	16,628	7,074
Kookmin Bank | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,434	2,995
Kookmin Bank | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	2,402	1,253
Kookmin Bank | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	4,310	4,831
Kookmin Bank | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,914	3,348
Kookmin Bank | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	15,760	9,443
Kookmin Bank | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	11,416	5,033
Kookmin Bank | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	20,704	16,453
Kookmin Bank | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	13,081	16,453
Kookmin Bank | Deduction of diversification effect | Average
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	0	0
Kookmin Bank | Deduction of diversification effect | Ending
Value At Risk Line Items [Line Items]
Value At Risk	(13,246)	(11,939)
KB Securities Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	784,652	756,398
KB Securities Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	685,267	604,740
KB Securities Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	870,269	885,661
KB Securities Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	855,853	775,652
KB Securities Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	520,681	456,847
KB Securities Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	460,539	366,027
KB Securities Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	563,991	537,126
KB Securities Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	563,991	510,618
KB Securities Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	248,183	293,623
KB Securities Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	217,149	236,329
KB Securities Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	282,584	335,900
KB Securities Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	270,443	261,341
KB Securities Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	15,785	5,923
KB Securities Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	7,578	2,383
KB Securities Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	23,674	12,613
KB Securities Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	21,418	3,692
KB Securities Co., Ltd. | Commodity risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	3	5
KB Securities Co., Ltd. | Commodity risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1	1
KB Securities Co., Ltd. | Commodity risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	20	22
KB Securities Co., Ltd. | Commodity risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	1	1
KB Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	26,711	54,505
KB Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	18,354	42,686
KB Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	32,454	63,509
KB Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	29,392	59,949
KB Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,418	43,431
KB Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	2,201	34,202
KB Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	4,904	48,456
KB Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	3,252	45,180
KB Insurance Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	23,293
KB Insurance Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	16,153
KB Insurance Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	27,550
KB Insurance Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	26,140
KB Insurance Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		11,074
KB Insurance Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		8,484
KB Insurance Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		15,053
KB Insurance Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		14,769
KB Life Insurance Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,630	1,264
KB Life Insurance Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,295	968
KB Life Insurance Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	3,597	1,544
KB Life Insurance Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	2,038	1,134
KB Life Insurance Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	2,630	1,264
KB Life Insurance Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,295	968
KB Life Insurance Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	3,597	1,544
KB Life Insurance Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	2,038	1,134
KB Investment Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	7,452	2,087
KB Investment Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	4,072	1,776
KB Investment Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	10,480	3,089
KB Investment Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	9,988	3,033
KB Investment Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk		23
KB Investment Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Investment Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk		56
KB Investment Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk		0
KB Investment Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	7,452	2,064
KB Investment Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	4,072	1,776
KB Investment Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	10,480	3,033
KB Investment Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	9,988	3,033
KB Asset Management Co., Ltd. | Average
Value At Risk Line Items [Line Items]
Value At Risk	4,698	3,217
KB Asset Management Co., Ltd. | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	2,529	648
KB Asset Management Co., Ltd. | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	8,913	4,963
KB Asset Management Co., Ltd. | Ending
Value At Risk Line Items [Line Items]
Value At Risk	7,119	3,719
KB Asset Management Co., Ltd. | Interest rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	417	777
KB Asset Management Co., Ltd. | Interest rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	202	21
KB Asset Management Co., Ltd. | Interest rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,238	1,886
KB Asset Management Co., Ltd. | Interest rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	509	1,043
KB Asset Management Co., Ltd. | Stock price risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	3,456	1,658
KB Asset Management Co., Ltd. | Stock price risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	1,965	0
KB Asset Management Co., Ltd. | Stock price risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	6,248	1,952
KB Asset Management Co., Ltd. | Stock price risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	6,248	1,839
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Average
Value At Risk Line Items [Line Items]
Value At Risk	825	782
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Minimum
Value At Risk Line Items [Line Items]
Value At Risk	362	627
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Maximum
Value At Risk Line Items [Line Items]
Value At Risk	1,427	1,125
KB Asset Management Co., Ltd. | Foreign exchange rate risk | Ending
Value At Risk Line Items [Line Items]
Value At Risk	₩ 362	₩ 837